Commitments (Details) - USD ($)		2 Months Ended	6 Months Ended
	Feb. 13, 2020	Dec. 31, 2019	Jun. 30, 2020
Deferred Underwriting Fees Payable Per Unit		$ 0.35	$ 0.35
Deferred Underwriting Fees Payable		$ 35,000,000	$ 38,500,000
Cash underwriting discount per Unit		$ 0.20
Cash underwriting discount		$ 20,000,000
Deferred Underwriting Discount Shares	$ 17,990,000
Deferred Underwriting Upfront Payment	$ 3,598,000
Debt Issuance Costs, Net		284,930	0
Merger agreement
Aggregate consideration			5,678,000,000
Merger agreement | 8.500% Senior PIK Toggle Note Due 2022
Cash consideration			$ 1,521,000,000
Merger agreement | 8.500% Senior PIK Toggle Note Due 2022 | Minimum
Interest rate			8.50%
Merger agreement | 9.250% Senior PIK Toggle Note Due 2022
Cash consideration			$ 1,521,000,000
Merger agreement | 9.250% Senior PIK Toggle Note Due 2022 | Maximum
Interest rate			9.25%
Merger agreement | Common PIPE Investors
original issue discount for 2.5% Subscription			$ 250,000,000
original issue discount for 2.5% Subscription			$ 250,000,000
Merger agreement | Klein Group, LLC
share price per share			$ 10
issued or issuable equity interest			$ 15,000,000
Transaction fee			15,000,000
placement fee			15,500,000
Total fees			$ 8,000,000
Convertible Subscription Agreements | Convertible Notes
Debt Instrument, Term			7 years
Cash interest rate			6.00%
Interest rate for in-kind			7.00%
Convertible Subscription Agreements | Common PIPE Investors | Convertible Notes
Debt Instrument, Face Amount			$ 1,300,000,000
Class A Common Stock | Merger agreement
share price per share			$ 10.00
Class A Common Stock | Merger agreement | Common PIPE Warrants | Common PIPE Investors
Number of warrants for each share			0.5
Strike price of warrants			$ 12.50
Maturity period			5 years
Class A Common Stock | PIF Common Subscription Agreement | Common PIPE Investors
issued or issuable equity interest			$ 1,300,000,000
Class A Common Stock | Convertible Subscription Agreements | Convertible Notes
Threshold percentage			130.00%
Number of trading days			20
Total number of trading days			30
Over-Allotment Option
Deferred Underwriting Fees Payable		$ 38,500,000
Underwriting option period		45 days
Number of units granted to underwriters		10,000,000
Cash underwriting discount if the underwriter's over-allotment option is exercised		$ 22,000,000